Capital - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Jul. 20, 2015 € / shares shares	Oct. 22, 2014 € / shares $ / shares shares	Dec. 09, 2011	Jul. 31, 2015 EUR (€) shares	Oct. 31, 2014 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2014 shares
Disclosure of classes of share capital [line items]
Share Capital | €						€ 2,465,000.00	€ 2,421,000.00	€ 2,499,082.20
Number of share authorised								24,990,822
Number of share issued								24,990,822
Par value per share | € / shares								€ 0.10
Fees and commission expense related to share capital | €						€ 0	€ 18,300,000
Number of shares issued during period shares						2,606,435	2,336,224	3,309,539
Number of additional american depository shares issued	1,080,000
Description of american depository shares	Each ADS represents the right to receive one-half of one ordinary share.
Number of ordinary shares per american depository shares | € / shares	€ 0.5
Share split ratio			0.0667
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of share issued						24,648,828	24,205,129	24,990,822	19,160,661
Initial Public Offering [Member]
Disclosure of classes of share capital [line items]
Increase in share capital during period shares				4,140,000	3,074,686
Increase in share capital through issuance of shares | €				€ 414,000	€ (307,468)
Increase in share capital through issuance of shares gross | €				254,900,000	104,231,855
Increase in share capital through issuance of shares net | €				236,900,000	93,403,561
Fees and expenses related to share capital | €				18,000,000	10,828,294.23
Number of common shares issued		2,673,641
Initial Public Offering [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Increase in share capital through issuance of shares | €				€ 236,900,000	€ 93,403,561
Initial Public Offering [Member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares	4,140,000	2,138,913
Initial Public Offering [Member] | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	€ 34.00	$ 21.64
Number of shares issued during period shares	8,280,000	4,277,826
Private Placements Offering [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued		534,728
Number of common shares issued per share | € / shares		$ 34